Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Compensation Paid or Payable to Key Management for Services

Key management includes directors and executive officers. The compensation paid or payable to key management for services during the year indicated is presented below.

	Year ended December 31
	2024	2023	2022
	in USD thousands

Salaries and other short term employee benefits	799	784	737
Post-employment benefits	105	87	57
Total	904	871	794

Schedule of Balances with Related Parties	Balances with related parties
	December 31	December 31
	2024	2023
	in USD thousands

Current maturities of long term loans (see Note 10)	1,011	974
Other accounts payable and accruals	217	192